GOING CONCERN (Details Textual) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended			37 Months Ended	40 Months Ended
	Dec. 31, 2009	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Mar. 31, 2013
Net Loss	$ (5,555)	$ (871,939)	$ (126,013)	$ (2,362,922)	$ (300,542)	$ (38,600)	$ (2,707,619)	$ (3,579,558)